Cover	Apr. 12, 2023
Document Information Line Items
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 12, 2023
Entity Incorporation State Country Code	NV
Entity File Number	000-29219
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Security Exchange Name	NYSEAMER
City Area Code	281
Local Phone Number	404-4387
Business Contact [Member]
Document Information Line Items
Trading Symbol	CEI